Financial Risks - Summary of Length of Time an Available-for-Sale Security (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ (272)	€ (125)
Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(992)	(264)
Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(227)	(45)
Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(504)	(9)
Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(261)	(211)
Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(272)	(125)
Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(58)	(15)
Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(96)	(5)
Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	(119)	(105)
Carrying value [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	2,069	1,171
Carrying value [member] | Investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	22,012	9,766
Carrying value [member] | Investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	8,354	4,051
Carrying value [member] | Investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	9,976	1,391
Carrying value [member] | Investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	3,681	4,324
Carrying value [member] | Below investment grade [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	2,069	1,171
Carrying value [member] | Below investment grade [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	977	485
Carrying value [member] | Below investment grade [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	609	62
Carrying value [member] | Below investment grade [member] | > 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities investment grade unrealized loss	€ 483	€ 624